Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	MASSMUTUAL PREMIER FUNDS
Central Index Key	0000927972
Amendment Flag	false
Document Creation Date	Feb 1, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

MassMutual Premier Money Market Fund
MassMutual Premier Money Market Fund
INVESTMENT OBJECTIVE
This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Money Market Fund	Class S	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Money Market Fund		Class S	Class Y	Class A
Management Fees		0.35%	0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%
Other Expenses		0.11%	0.21%	0.36%
Total Annual Fund Operating Expenses		0.46%	0.56%	0.96%
Expense Reimbursement or Fee Waiver				(0.22%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.46%	0.56%	0.74%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .22% of other expenses for Class A of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	47	148	258	579
Class Y	57	179	313	701
Class A	76	284	509	1,158

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests in high quality U.S. dollar-denominated debt instruments of domestic and foreign issuers, including commercial paper and other corporate obligations, including Rule 144A securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and certificates of deposit and bankers’ acceptances. The Fund may enter into repurchase agreement transactions.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which generally have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less.
Principal Risks
It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	3Q ’06,	1.23%	Lowest Quarter:	3Q ’09 thru 3Q ’12, 0.00%

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Money Market Fund	One Year	Five Years	Ten Years
Class S	0.01%	0.46%	1.59%
Class Y	0.01%	0.44%	1.53%
Class A	0.01%	0.39%	1.37%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.07%	0.45%	1.69%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in high quality U.S. dollar-denominated debt instruments of domestic and foreign issuers, including commercial paper and other corporate obligations, including Rule 144A securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and certificates of deposit and bankers’ acceptances. The Fund may enter into repurchase agreement transactions.

		In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which generally have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’06,	1.23%	Lowest Quarter:	3Q ’09 thru 3Q ’12, 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
MassMutual Premier Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.46%	[1]
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	579
2003	rr_AnnualReturn2003	0.69%
2004	rr_AnnualReturn2004	0.85%
2005	rr_AnnualReturn2005	2.77%
2006	rr_AnnualReturn2006	4.64%
2007	rr_AnnualReturn2007	4.81%
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	0.15%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.46%
Ten Years	rr_AverageAnnualReturnYear10	1.59%
MassMutual Premier Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.56%	[1]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.44%
Ten Years	rr_AverageAnnualReturnYear10	1.53%
MassMutual Premier Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,158
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.39%
Ten Years	rr_AverageAnnualReturnYear10	1.37%
MassMutual Premier Money Market Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.07%
Five Years	rr_AverageAnnualReturnYear05	0.45%
Ten Years	rr_AverageAnnualReturnYear10	1.69%

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .22% of other expenses for Class A of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Short-Duration Bond Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Short-Duration Bond Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	3.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Short-Duration Bond Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.11%	0.30%	0.35%	0.43%	0.43%	0.48%
Total Annual Fund Operating Expenses		0.51%	0.70%	0.75%	0.83%	1.08%	1.38%
Expense Reimbursement or Fee Waiver		(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.37%	0.56%	0.61%	0.69%	0.94%	1.24%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .14% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Short-Duration Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	38	149	271	627
Class S	57	210	376	857
Class Y	62	226	403	917
Class L	70	251	447	1,012
Class A	443	668	912	1,609
Class N	226	423	742	1,645

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Short-Duration Bond Fund Class N	126	423	742	1,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 349% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.

The Fund may also invest in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); total return swaps (for hedging purposes or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll and reverse repurchase agreement transactions.

The Fund seeks to maintain a dollar-weighted average duration of less than three years; Babson Capital may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital generally selects the Fund’s investments based on its analysis of opportunities and risks of various securities and market sectors. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other available securities.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	5.19%	Lowest Quarter:	2Q ’04,	-1.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Short-Duration Bond Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z	3.35%			3.28%	Dec 3, 2010
Class Z Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)	0.51%			0.99%	Dec 3, 2010
Class S	3.15%	4.68%	4.25%
Class S Return After Taxes on Distributions	2.20%	3.46%	2.84%
Class S Return After Taxes on Distributions and Sale of Fund Shares	2.23%	3.33%	2.82%
Class Y	3.06%	4.63%	4.19%
Class L	3.01%	4.54%	4.11%
Class A	(0.77%)	3.55%	3.48%
Class N	1.41%	3.96%	3.54%
Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)	0.51%	2.49%	2.83%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Short-Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Short-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 349% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	349.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.

The Fund may also invest in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); total return swaps (for hedging purposes or as a substitute for direct investments); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll and reverse repurchase agreement transactions.

The Fund seeks to maintain a dollar-weighted average duration of less than three years; Babson Capital may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital generally selects the Fund’s investments based on its analysis of opportunities and risks of various securities and market sectors. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other available securities.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	5.19%	Lowest Quarter:	2Q ’04,	-1.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Short-Duration Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	627
One Year	rr_AverageAnnualReturnYear01	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010
MassMutual Premier Short-Duration Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.56%	[1]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	210
5 Years	rr_ExpenseExampleYear05	376
10 Years	rr_ExpenseExampleYear10	857
2003	rr_AnnualReturn2003	3.68%
2004	rr_AnnualReturn2004	2.76%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	5.94%
2008	rr_AnnualReturn2008	(0.25%)
2009	rr_AnnualReturn2009	12.21%
2010	rr_AnnualReturn2010	5.34%
2011	rr_AnnualReturn2011	3.38%
2012	rr_AnnualReturn2012	3.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.80%)
One Year	rr_AverageAnnualReturnYear01	3.15%
Five Years	rr_AverageAnnualReturnYear05	4.68%
Ten Years	rr_AverageAnnualReturnYear10	4.25%
MassMutual Premier Short-Duration Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.61%	[1]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	917
One Year	rr_AverageAnnualReturnYear01	3.06%
Five Years	rr_AverageAnnualReturnYear05	4.63%
Ten Years	rr_AverageAnnualReturnYear10	4.19%
MassMutual Premier Short-Duration Bond Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	251
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	1,012
One Year	rr_AverageAnnualReturnYear01	3.01%
Five Years	rr_AverageAnnualReturnYear05	4.54%
Ten Years	rr_AverageAnnualReturnYear10	4.11%
MassMutual Premier Short-Duration Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.94%	[1]
1 Year	rr_ExpenseExampleYear01	443
3 Years	rr_ExpenseExampleYear03	668
5 Years	rr_ExpenseExampleYear05	912
10 Years	rr_ExpenseExampleYear10	1,609
One Year	rr_AverageAnnualReturnYear01	(0.77%)
Five Years	rr_AverageAnnualReturnYear05	3.55%
Ten Years	rr_AverageAnnualReturnYear10	3.48%
MassMutual Premier Short-Duration Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,645
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	742
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,645
One Year	rr_AverageAnnualReturnYear01	1.41%
Five Years	rr_AverageAnnualReturnYear05	3.96%
Ten Years	rr_AverageAnnualReturnYear10	3.54%
MassMutual Premier Short-Duration Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.20%
Five Years	rr_AverageAnnualReturnYear05	3.46%
Ten Years	rr_AverageAnnualReturnYear10	2.84%
MassMutual Premier Short-Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.23%
Five Years	rr_AverageAnnualReturnYear05	3.33%
Ten Years	rr_AverageAnnualReturnYear10	2.82%
MassMutual Premier Short-Duration Bond Fund | Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.51%
Five Years	rr_AverageAnnualReturnYear05	2.49%
Ten Years	rr_AverageAnnualReturnYear10	2.83%
MassMutual Premier Short-Duration Bond Fund | Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .14% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Inflation-Protected and Income Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Inflation-Protected and Income Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Inflation-Protected and Income Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.31%	0.42%	0.52%	0.67%	0.57%	0.62%
Interest Expense		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Remainder of Other Expenses		0.10%	0.21%	0.31%	0.46%	0.36%	0.41%
Total Annual Fund Operating Expenses		0.79%	0.90%	1.00%	1.15%	1.30%	1.60%
Expense Reimbursement or Fee Waiver		(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.66%	0.77%	0.87%	1.02%	1.17%	1.47%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Inflation-Protected and Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	67	239	426	966
Class S	79	274	486	1,096
Class Y	89	305	540	1,213
Class L	104	352	620	1,386
Class A	589	855	1,142	1,957
Class N	250	492	859	1,889

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Inflation-Protected and Income Fund Class N	150	492	859	1,889

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government- sponsored enterprises, or by corporations.

The Fund may also invest in other income-producing securities of any kind (including, but not limited to, corporate bonds and notes, Rule 144A securities, U.S. and non-U.S. government and agency or instrumentality bonds, money market instruments, and mortgage-related and asset-backed securities). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.

The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the subadviser). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser) but not in assets rated below Ba3 (by Moody’s) or BB- (by Standard & Poor’s). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Babson Capital expects to provide an attractive rate of real return. Babson Capital defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).

The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.

The Fund may engage in exchange-traded and over-the-counter derivative transactions, including, but not limited to, total return swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio), interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), credit default swaps (for hedging purposes or as a substitute for direct investments), and futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may also enter into forward commitment transactions. The use of such techniques may have the effect of creating investment leverage in the Fund.

In selecting investments for the Fund, Babson Capital seeks to construct a portfolio of inflation-indexed and other income-producing securities and other financial instruments, including derivatives, designed to meet the real return objective of the Fund. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	1Q ’08,	5.13%	Lowest Quarter:	3Q ’08,	-3.61%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Inflation-Protected and Income Fund	One Year	Five Years	Since Inception	Inception Date
Class Z	6.92%		10.63%	Mar 1, 2011
Class Z Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) (reflects no deduction for fees, expenses, or taxes)	6.98%		10.53%	Mar 1, 2011
Class S	6.80%	6.83%	6.18%	Dec 31, 2003
Class S Return After Taxes on Distributions	5.49%	5.43%	4.69%	Dec 31, 2003
Class S Return After Taxes on Distributions and Sale of Fund Shares	4.61%	5.04%	4.44%	Dec 31, 2003
Class Y	6.71%	6.72%	6.06%	Dec 31, 2003
Class L	6.54%	6.56%	5.90%	Dec 31, 2003
Class A	1.26%	5.35%	5.09%	Dec 31, 2003
Class N	5.03%	6.08%	5.39%	Dec 31, 2003
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) (reflects no deduction for fees, expenses, or taxes)	6.98%	7.04%	6.46%	Dec 31, 2003

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Inflation-Protected and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Inflation-Protected and Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in inflation-indexed bonds of various maturities issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government- sponsored enterprises, or by corporations.

The Fund may also invest in other income-producing securities of any kind (including, but not limited to, corporate bonds and notes, Rule 144A securities, U.S. and non-U.S. government and agency or instrumentality bonds, money market instruments, and mortgage-related and asset-backed securities). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.

The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the subadviser). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser) but not in assets rated below Ba3 (by Moody’s) or BB- (by Standard & Poor’s). In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Babson Capital expects to provide an attractive rate of real return. Babson Capital defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).

The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.

The Fund may engage in exchange-traded and over-the-counter derivative transactions, including, but not limited to, total return swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio), interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), credit default swaps (for hedging purposes or as a substitute for direct investments), and futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). The Fund may also enter into forward commitment transactions. The use of such techniques may have the effect of creating investment leverage in the Fund.

		In selecting investments for the Fund, Babson Capital seeks to construct a portfolio of inflation-indexed and other income-producing securities and other financial instruments, including derivatives, designed to meet the real return objective of the Fund. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	1Q ’08,	5.13%	Lowest Quarter:	3Q ’08,	-3.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Inflation-Protected and Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.66%	[1]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	966
One Year	rr_AverageAnnualReturnYear01	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	10.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
MassMutual Premier Inflation-Protected and Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	486
10 Years	rr_ExpenseExampleYear10	1,096
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	8.32%
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	0.18%
2007	rr_AnnualReturn2007	10.92%
2008	rr_AnnualReturn2008	(1.86%)
2009	rr_AnnualReturn2009	10.04%
2010	rr_AnnualReturn2010	6.42%
2011	rr_AnnualReturn2011	13.38%
2012	rr_AnnualReturn2012	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.61%)
One Year	rr_AverageAnnualReturnYear01	6.80%
Five Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.87%	[1]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	305
5 Years	rr_ExpenseExampleYear05	540
10 Years	rr_ExpenseExampleYear10	1,213
One Year	rr_AverageAnnualReturnYear01	6.71%
Five Years	rr_AverageAnnualReturnYear05	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	1,386
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	6.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.17%	[1]
1 Year	rr_ExpenseExampleYear01	589
3 Years	rr_ExpenseExampleYear03	855
5 Years	rr_ExpenseExampleYear05	1,142
10 Years	rr_ExpenseExampleYear10	1,957
One Year	rr_AverageAnnualReturnYear01	1.26%
Five Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.21%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.47%	[1]
1 Year	rr_ExpenseExampleYear01	250
3 Years	rr_ExpenseExampleYear03	492
5 Years	rr_ExpenseExampleYear05	859
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	492
5 Years	rr_ExpenseExampleNoRedemptionYear05	859
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
One Year	rr_AverageAnnualReturnYear01	5.03%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.49%
Five Years	rr_AverageAnnualReturnYear05	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.61%
Five Years	rr_AverageAnnualReturnYear05	5.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
MassMutual Premier Inflation-Protected and Income Fund | Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) (reflects no deduction for fees, expenses, or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Core Bond Fund
MassMutual Premier Core Bond Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Core Bond Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Core Bond Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.08%	0.29%	0.34%	0.41%	0.41%	0.48%
Total Annual Fund Operating Expenses		0.56%	0.77%	0.82%	0.89%	1.14%	1.46%
Expense Reimbursement or Fee Waiver		(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.38%	0.59%	0.64%	0.71%	0.96%	1.28%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Core Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	39	161	295	684
Class S	60	228	410	937
Class Y	65	244	437	997
Class L	73	266	475	1,080
Class A	568	803	1,056	1,780
Class N	230	444	780	1,731

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Core Bond Fund Class N	130	444	780	1,731

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 447% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

Babson Capital intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Barclays U.S. Aggregate Bond Index (as of December 31, 2012, the average duration of the Index was 4.74 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Babson Capital may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

[1]	Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

Highest Quarter:	3Q ’09,	5.37%	Lowest Quarter:	2Q ’04,	-2.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After- tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After- tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Core Bond Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z	[1]	6.17%			6.54%	Dec 3, 2010
Class Z Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.21%			5.61%	Dec 3, 2010
Class S	[1]	5.94%	6.56%	5.50%
Class S Return After Taxes on Distributions	[1]	4.49%	4.81%	3.69%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.99%	4.61%	3.65%
Class Y	[1]	5.93%	6.55%	5.47%
Class L	[1]	5.78%	6.40%	5.35%
Class A	[1]	0.56%	5.13%	4.59%
Class N	[1]	4.20%	5.88%	4.79%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.21%	5.95%	5.18%
[1]	Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Core Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 447% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	447.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities.

The Fund may invest up to 10% of its total assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), considers that doing so would be consistent with the Fund’s investment objective.

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale.

The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

Babson Capital intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Barclays U.S. Aggregate Bond Index (as of December 31, 2012, the average duration of the Index was 4.74 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Babson Capital may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or 1 year and since inception for Class Z shares) compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’09,	5.37%	Lowest Quarter:	2Q ’04,	-2.29%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After- tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After- tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Core Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.38%	[1]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	161
5 Years	rr_ExpenseExampleYear05	295
10 Years	rr_ExpenseExampleYear10	684
One Year	rr_AverageAnnualReturnYear01	6.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010	[2]
MassMutual Premier Core Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.59%	[1]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	228
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	937
2003	rr_AnnualReturn2003	5.32%	[2]
2004	rr_AnnualReturn2004	4.20%	[2]
2005	rr_AnnualReturn2005	2.15%	[2]
2006	rr_AnnualReturn2006	4.04%	[2]
2007	rr_AnnualReturn2007	6.63%	[2]
2008	rr_AnnualReturn2008	(0.05%)	[2]
2009	rr_AnnualReturn2009	12.66%	[2]
2010	rr_AnnualReturn2010	7.19%	[2]
2011	rr_AnnualReturn2011	7.43%	[2]
2012	rr_AnnualReturn2012	5.94%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
One Year	rr_AverageAnnualReturnYear01	5.94%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.56%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.50%	[2]
MassMutual Premier Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.64%	[1]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	997
One Year	rr_AverageAnnualReturnYear01	5.93%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.55%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.47%	[2]
MassMutual Premier Core Bond Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	1,080
One Year	rr_AverageAnnualReturnYear01	5.78%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.40%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.35%	[2]
MassMutual Premier Core Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	568
3 Years	rr_ExpenseExampleYear03	803
5 Years	rr_ExpenseExampleYear05	1,056
10 Years	rr_ExpenseExampleYear10	1,780
One Year	rr_AverageAnnualReturnYear01	0.56%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.13%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.59%	[2]
MassMutual Premier Core Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	230
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,731
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	444
5 Years	rr_ExpenseExampleNoRedemptionYear05	780
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,731
One Year	rr_AverageAnnualReturnYear01	4.20%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.88%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.79%	[2]
MassMutual Premier Core Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.49%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.81%	[2]
Ten Years	rr_AverageAnnualReturnYear10	3.69%	[2]
MassMutual Premier Core Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.99%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.61%	[2]
Ten Years	rr_AverageAnnualReturnYear10	3.65%	[2]
MassMutual Premier Core Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.95%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.18%	[2]
MassMutual Premier Core Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010	[2]

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .18% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[2]	Performance information shown for periods prior to November 1, 2004 is based on the historical performance of MassMutual Core Bond Fund, which exchanged substantially all of its assets for shares of the Fund on October 31, 2004. MassMutual Core Bond Fund is the accounting survivor (i.e., its financial and accounting records have been carried forward by the Fund).

MassMutual Premier Diversified Bond Fund
MassMutual Premier Diversified Bond Fund
INVESTMENT OBJECTIVE
This Fund seeks a superior total rate of return by investing in fixed income instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Diversified Bond Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Diversified Bond Fund		Class Z		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none		none	none	none	0.25%	0.50%
Other Expenses		0.16%	[1]	0.43%	0.48%	0.49%	0.48%	0.53%
Total Annual Fund Operating Expenses		0.66%		0.93%	0.98%	0.99%	1.23%	1.53%
Expense Reimbursement or Fee Waiver		(0.17%)		(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[2]	0.49%		0.76%	0.81%	0.82%	1.06%	1.36%
[1]	Other expenses for Class Z have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .17% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Diversified Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	50	194	351	806
Class S	78	279	498	1,127
Class Y	83	295	525	1,186
Class L	84	298	531	1,198
Class A	578	831	1,103	1,879
Class N	238	467	818	1,809

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Diversified Bond Fund Class N	138	467	818	1,809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These typically include: U.S. dollar-denominated corporate obligations and bank loans, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities.

The Fund may invest up to 25% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale.

The Fund may, but will not necessarily, engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the subadviser. Investments in such securities will vary based upon the subadviser’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays U.S. Aggregate Bond Index (as of December 31, 2012, the average duration of the Index was 4.74 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Babson Capital may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	3Q ’09,	6.08%	Lowest Quarter:	2Q ’04,	-1.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Diversified Bond Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z	8.92%			8.14%	Dec 3, 2010
Class Z Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%			5.61%	Dec 3, 2010
Class S	8.17%	6.37%	5.79%
Class S Return After Taxes on Distributions	6.06%	4.05%	3.87%
Class S Return After Taxes on Distributions and Sale of Fund Shares	5.70%	4.17%	3.89%
Class Y	8.09%	6.46%	5.81%
Class L	8.15%	6.47%	5.80%
Class A	2.64%	5.17%	5.02%
Class N	6.58%	5.94%	5.24%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Diversified Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks a superior total rate of return by investing in fixed income instruments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 463% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	463.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class Z have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. These typically include: U.S. dollar-denominated corporate obligations and bank loans, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities.

The Fund may invest up to 25% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund may also invest in non-dollar denominated high yield bonds, including bank loans, and may invest in securities subject to legal restrictions on resale.

The Fund may, but will not necessarily, engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the subadviser. Investments in such securities will vary based upon the subadviser’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Barclays U.S. Aggregate Bond Index (as of December 31, 2012, the average duration of the Index was 4.74 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.

Babson Capital selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, Babson Capital may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. Babson Capital may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’09,	6.08%	Lowest Quarter:	2Q ’04,	-1.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Diversified Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	194
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	806
One Year	rr_AverageAnnualReturnYear01	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010
MassMutual Premier Diversified Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	279
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,127
2003	rr_AnnualReturn2003	8.48%
2004	rr_AnnualReturn2004	4.79%
2005	rr_AnnualReturn2005	2.05%
2006	rr_AnnualReturn2006	4.34%
2007	rr_AnnualReturn2007	6.52%
2008	rr_AnnualReturn2008	(3.60%)
2009	rr_AnnualReturn2009	13.46%
2010	rr_AnnualReturn2010	7.82%
2011	rr_AnnualReturn2011	6.77%
2012	rr_AnnualReturn2012	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
One Year	rr_AverageAnnualReturnYear01	8.17%
Five Years	rr_AverageAnnualReturnYear05	6.37%
Ten Years	rr_AverageAnnualReturnYear10	5.79%
MassMutual Premier Diversified Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,186
One Year	rr_AverageAnnualReturnYear01	8.09%
Five Years	rr_AverageAnnualReturnYear05	6.46%
Ten Years	rr_AverageAnnualReturnYear10	5.81%
MassMutual Premier Diversified Bond Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,198
One Year	rr_AverageAnnualReturnYear01	8.15%
Five Years	rr_AverageAnnualReturnYear05	6.47%
Ten Years	rr_AverageAnnualReturnYear10	5.80%
MassMutual Premier Diversified Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.06%	[2]
1 Year	rr_ExpenseExampleYear01	578
3 Years	rr_ExpenseExampleYear03	831
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	1,879
One Year	rr_AverageAnnualReturnYear01	2.64%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	5.02%
MassMutual Premier Diversified Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.36%	[2]
1 Year	rr_ExpenseExampleYear01	238
3 Years	rr_ExpenseExampleYear03	467
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,809
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	467
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,809
One Year	rr_AverageAnnualReturnYear01	6.58%
Five Years	rr_AverageAnnualReturnYear05	5.94%
Ten Years	rr_AverageAnnualReturnYear10	5.24%
MassMutual Premier Diversified Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.06%
Five Years	rr_AverageAnnualReturnYear05	4.05%
Ten Years	rr_AverageAnnualReturnYear10	3.87%
MassMutual Premier Diversified Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.70%
Five Years	rr_AverageAnnualReturnYear05	4.17%
Ten Years	rr_AverageAnnualReturnYear10	3.89%
MassMutual Premier Diversified Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
MassMutual Premier Diversified Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010

[1]	Other expenses for Class Z have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .17% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier High Yield Fund
MassMutual Premier High Yield Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier High Yield Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier High Yield Fund		Class Z		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none		none	none	none	0.25%	0.50%
Other Expenses		0.10%	[1]	0.30%	0.35%	0.50%	0.50%	0.55%
Total Annual Fund Operating Expenses		0.60%		0.80%	0.85%	1.00%	1.25%	1.55%
Expense Reimbursement or Fee Waiver		(0.10%)		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[2]	0.50%		0.70%	0.75%	0.90%	1.15%	1.45%
[1]	Other expenses for Class Z have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	51	182	325	740
Class S	72	245	434	980
Class Y	77	261	462	1,040
Class L	92	308	543	1,216
Class A	685	939	1,213	1,991
Class N	248	480	835	1,837

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier High Yield Fund Class N	148	480	835	1,837

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), to be of comparable quality). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.

In selecting the Fund’s investments, Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro economic factors. Babson Capital prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with Babson Capital).

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class Y Shares

Highest Quarter:	2Q ’03,	11.09%	Lowest Quarter:	4Q ’08,	-13.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier High Yield Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class Z	16.99%			10.17%	Mar 1, 2011
Class Z Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)	15.81%			9.21%	Mar 1, 2011
Class Y	16.77%	8.44%	9.55%
Class Y Return After Taxes on Distributions	14.00%	5.26%	6.53%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	10.90%	5.24%	6.41%
Class S	16.83%	8.48%	9.59%
Class L	16.49%	8.27%	9.39%
Class A	9.63%	6.75%	8.49%
Class N	14.93%	7.68%	8.80%
Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)	15.81%	10.34%	10.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class Z have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), to be of comparable quality). The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and foreign issuers. Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.

In selecting the Fund’s investments, Babson Capital employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro economic factors. Babson Capital prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with Babson Capital).

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance. Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or one year and since inception for Class Z shares) compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’03,	11.09%	Lowest Quarter:	4Q ’08,	-13.37%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
MassMutual Premier High Yield Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.50%	[2]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	740
One Year	rr_AverageAnnualReturnYear01	16.99%
Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
MassMutual Premier High Yield Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	261
5 Years	rr_ExpenseExampleYear05	462
10 Years	rr_ExpenseExampleYear10	1,040
2003	rr_AnnualReturn2003	29.81%
2004	rr_AnnualReturn2004	10.43%
2005	rr_AnnualReturn2005	3.13%
2006	rr_AnnualReturn2006	11.32%
2007	rr_AnnualReturn2007	0.87%
2008	rr_AnnualReturn2008	(19.21%)
2009	rr_AnnualReturn2009	32.10%
2010	rr_AnnualReturn2010	13.62%
2011	rr_AnnualReturn2011	5.92%
2012	rr_AnnualReturn2012	16.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.37%)
One Year	rr_AverageAnnualReturnYear01	16.77%
Five Years	rr_AverageAnnualReturnYear05	8.44%
Ten Years	rr_AverageAnnualReturnYear10	9.55%
MassMutual Premier High Yield Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	980
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	8.48%
Ten Years	rr_AverageAnnualReturnYear10	9.59%
MassMutual Premier High Yield Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
One Year	rr_AverageAnnualReturnYear01	16.49%
Five Years	rr_AverageAnnualReturnYear05	8.27%
Ten Years	rr_AverageAnnualReturnYear10	9.39%
MassMutual Premier High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,213
10 Years	rr_ExpenseExampleYear10	1,991
One Year	rr_AverageAnnualReturnYear01	9.63%
Five Years	rr_AverageAnnualReturnYear05	6.75%
Ten Years	rr_AverageAnnualReturnYear10	8.49%
MassMutual Premier High Yield Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	248
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	835
10 Years	rr_ExpenseExampleYear10	1,837
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	480
5 Years	rr_ExpenseExampleNoRedemptionYear05	835
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,837
One Year	rr_AverageAnnualReturnYear01	14.93%
Five Years	rr_AverageAnnualReturnYear05	7.68%
Ten Years	rr_AverageAnnualReturnYear10	8.80%
MassMutual Premier High Yield Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.00%
Five Years	rr_AverageAnnualReturnYear05	5.26%
Ten Years	rr_AverageAnnualReturnYear10	6.53%
MassMutual Premier High Yield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.90%
Five Years	rr_AverageAnnualReturnYear05	5.24%
Ten Years	rr_AverageAnnualReturnYear10	6.41%
MassMutual Premier High Yield Fund | Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Five Years	rr_AverageAnnualReturnYear05	10.34%
Ten Years	rr_AverageAnnualReturnYear10	10.62%
MassMutual Premier High Yield Fund | Barclays U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses, or taxes) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011

[1]	Other expenses for Class Z have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier International Bond Fund
MassMutual Premier International Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve a high total rate of return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier International Bond Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier International Bond Fund		Class S	Class Y	Class L	Class A
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.20%	0.30%	0.45%	0.45%
Total Annual Fund Operating Expenses		0.80%	0.90%	1.05%	1.30%
Expense Reimbursement or Fee Waiver		(0.05%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.75%	0.80%	0.95%	1.20%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	77	250	439	985
Class Y	82	277	489	1,099
Class L	97	324	570	1,274
Class A	591	858	1,145	1,960

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Fixed-income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding US) (the “Index”), the Fund’s benchmark index.

The Fund may hold fixed income securities that pay either fixed or floating interest rates. The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by the Fund’s subadviser, Baring International Investment Limited (“Baring”). A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, Baring in its discretion may but will not necessarily employ hedging techniques that utilize forward currency contracts or cross hedging. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below government grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

Baring generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:
  European states participating in the Euro Currency — 0% to Index weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);
  European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.
The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2012, the average duration of the Index was 9.3 years), and the minimum average credit quality of the Fund’s portfolio is normally expected to be no less than AA-.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	3Q ’10,	9.90%	Lowest Quarter:	1Q ’09,	-5.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier International Bond Fund	One Year	Five Years	Since Inception	Inception Date
Class S	2.07%	4.60%	4.98%	Dec 20, 2007
Class S Return After Taxes on Distributions	1.60%	3.01%	3.39%	Dec 20, 2007
Class S Return After Taxes on Distributions and Sale of Fund Shares	1.36%	2.99%	3.33%	Dec 20, 2007
Class Y	2.04%	4.55%	4.94%	Dec 20, 2007
Class L	1.93%	4.42%	4.80%	Dec 20, 2007
Class A	(3.17%)	3.12%	3.50%	Dec 20, 2007
Citigroup Non-USD World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	1.51%	5.24%	5.53%	Dec 20, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier International Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve a high total rate of return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Fixed-income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding US) (the “Index”), the Fund’s benchmark index.

The Fund may hold fixed income securities that pay either fixed or floating interest rates. The Fund normally invests at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by the Fund’s subadviser, Baring International Investment Limited (“Baring”). A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, Baring in its discretion may but will not necessarily employ hedging techniques that utilize forward currency contracts or cross hedging. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below government grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

Baring generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:
  European states participating in the Euro Currency — 0% to Index weighting +30% (i.e. if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);
  European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.
		The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2012, the average duration of the Index was 9.3 years), and the minimum average credit quality of the Fund’s portfolio is normally expected to be no less than AA-.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Non-diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’10,	9.90%	Lowest Quarter:	1Q ’09,	-5.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier International Bond Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	985
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008	4.80%
2009	rr_AnnualReturn2009	6.09%
2010	rr_AnnualReturn2010	5.80%
2011	rr_AnnualReturn2011	4.29%
2012	rr_AnnualReturn2012	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.70%)
One Year	rr_AverageAnnualReturnYear01	2.07%
Five Years	rr_AverageAnnualReturnYear05	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	277
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,099
One Year	rr_AverageAnnualReturnYear01	2.04%
Five Years	rr_AverageAnnualReturnYear05	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,274
One Year	rr_AverageAnnualReturnYear01	1.93%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	591
3 Years	rr_ExpenseExampleYear03	858
5 Years	rr_ExpenseExampleYear05	1,145
10 Years	rr_ExpenseExampleYear10	1,960
One Year	rr_AverageAnnualReturnYear01	(3.17%)
Five Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.60%
Five Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Years	rr_AverageAnnualReturnYear05	2.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
MassMutual Premier International Bond Fund | Citigroup Non-USD World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.51%
Five Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Balanced Fund
MassMutual Premier Balanced Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Balanced Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Balanced Fund		Class S	Class Y	Class L	Class A
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%
Other Expenses		0.17%	0.33%	0.48%	0.48%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.69%	0.85%	1.00%	1.25%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	70	221	384	859
Class Y	87	271	471	1,049
Class L	102	318	552	1,225
Class A	695	949	1,222	1,999

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects that 40%-70% of the Fund’s net assets will be invested in U.S. equity securities (the Core U.S. Equity Segment), 1%-15% of the Fund’s net assets will be invested in international equity securities (the Core International Equity Segment), 30%-50% of the Fund’s net assets will be invested in fixed income securities (the Core Bond Segment), and up to 30% of the Fund’s net assets will be invested in money market instruments (the Money Market Segment). Babson Capital typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund may hold a portion of its assets in cash or cash equivalents. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments or cash. The Fund may enter into repurchase agreement transactions.

The equity securities in which the Fund invests may include common stock (both growth and value stocks), preferred stock, securities convertible into common or preferred stock, rights, and warrants of issuers of any size, exchange-traded funds, and American Depositary Receipts (“ADRs”). The Fund expects normally to invest most of its assets in common stocks of large capitalization U.S. and international companies (generally common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the S&P 500 Index (as of December 31, 2012, $1.63 billion to $499.82 billion)), although it may invest in companies of any size.

Fixed income securities in which the Fund invests primarily include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer (including issuers in emerging markets) dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund expects that most of its fixed-income investments will be of investment-grade, meaning that they will be rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, considered to be of comparable quality by the subadviser, although the Fund may invest any portion of its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Babson Capital considers that doing so would be consistent with the Fund’s investment objective. The duration of the Fixed Income segment of the Fund will normally be maintained within +/-10% of the benchmark index, the Barclay’s U.S. Aggregate Bond Index. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates.

The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. The Fund may enter into dollar roll and reverse repurchase agreement transactions.

The equity portions of the Fund combine value and growth approaches to achieve a core exposure to the equity markets.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	3Q ’09,	11.34%	Lowest Quarter:	4Q ’08,	-12.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Balanced Fund	One Year	Five Years	Ten Years
Class S	12.45%	3.71%	6.59%
Class S Return After Taxes on Distributions	12.06%	3.15%	5.93%
Class S Return After Taxes on Distributions and Sale of Fund Shares	8.41%	2.94%	5.47%
Class Y	12.18%	3.52%	6.41%
Class L	11.92%	3.36%	6.23%
Class A	5.38%	1.92%	5.37%
S&P 500 Index (Reflects no deduction for fees, expenses, or taxes.)	16.00%	1.66%	7.10%
MSCI EAFE Index (Reflects no deduction for fees or expenses.)	17.32%	(3.69%)	8.21%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses, or taxes.)	4.21%	5.95%	5.18%
Lipper Balanced Fund Index (Reflects no deduction for fees, expenses, or taxes.)	11.87%	2.80%	6.50%
Custom Balanced Index	11.57%	3.72%	6.51%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	228.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), expects that 40%-70% of the Fund’s net assets will be invested in U.S. equity securities (the Core U.S. Equity Segment), 1%-15% of the Fund’s net assets will be invested in international equity securities (the Core International Equity Segment), 30%-50% of the Fund’s net assets will be invested in fixed income securities (the Core Bond Segment), and up to 30% of the Fund’s net assets will be invested in money market instruments (the Money Market Segment). Babson Capital typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund may hold a portion of its assets in cash or cash equivalents. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments or cash. The Fund may enter into repurchase agreement transactions.

The equity securities in which the Fund invests may include common stock (both growth and value stocks), preferred stock, securities convertible into common or preferred stock, rights, and warrants of issuers of any size, exchange-traded funds, and American Depositary Receipts (“ADRs”). The Fund expects normally to invest most of its assets in common stocks of large capitalization U.S. and international companies (generally common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the S&P 500 Index (as of December 31, 2012, $1.63 billion to $499.82 billion)), although it may invest in companies of any size.

Fixed income securities in which the Fund invests primarily include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer (including issuers in emerging markets) dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities. The Fund expects that most of its fixed-income investments will be of investment-grade, meaning that they will be rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, considered to be of comparable quality by the subadviser, although the Fund may invest any portion of its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Babson Capital considers that doing so would be consistent with the Fund’s investment objective. The duration of the Fixed Income segment of the Fund will normally be maintained within +/-10% of the benchmark index, the Barclay’s U.S. Aggregate Bond Index. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates.

The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. The Fund may enter into dollar roll and reverse repurchase agreement transactions.

The equity portions of the Fund combine value and growth approaches to achieve a core exposure to the equity markets.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Leveraging Risk Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

		When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays U.S. Aggregate Bond Indexes. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays U.S. Aggregate Bond Indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to international investments, an index that provides a comparison relevant to the Fund’s allocation to fixed income investments, and a hypothetical custom index which comprises the S&P 500, MSCI® EAFE®, and Barclays U.S. Aggregate Bond Indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’09,	11.34%	Lowest Quarter:	4Q ’08,	-12.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Balanced Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
2003	rr_AnnualReturn2003	18.30%
2004	rr_AnnualReturn2004	8.40%
2005	rr_AnnualReturn2005	4.43%
2006	rr_AnnualReturn2006	11.64%
2007	rr_AnnualReturn2007	5.55%
2008	rr_AnnualReturn2008	(23.65%)
2009	rr_AnnualReturn2009	21.07%
2010	rr_AnnualReturn2010	12.44%
2011	rr_AnnualReturn2011	2.63%
2012	rr_AnnualReturn2012	12.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.73%)
One Year	rr_AverageAnnualReturnYear01	12.45%
Five Years	rr_AverageAnnualReturnYear05	3.71%
Ten Years	rr_AverageAnnualReturnYear10	6.59%
MassMutual Premier Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
One Year	rr_AverageAnnualReturnYear01	12.18%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	6.41%
MassMutual Premier Balanced Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
One Year	rr_AverageAnnualReturnYear01	11.92%
Five Years	rr_AverageAnnualReturnYear05	3.36%
Ten Years	rr_AverageAnnualReturnYear10	6.23%
MassMutual Premier Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	1,999
One Year	rr_AverageAnnualReturnYear01	5.38%
Five Years	rr_AverageAnnualReturnYear05	1.92%
Ten Years	rr_AverageAnnualReturnYear10	5.37%
MassMutual Premier Balanced Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.06%
Five Years	rr_AverageAnnualReturnYear05	3.15%
Ten Years	rr_AverageAnnualReturnYear10	5.93%
MassMutual Premier Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.41%
Five Years	rr_AverageAnnualReturnYear05	2.94%
Ten Years	rr_AverageAnnualReturnYear10	5.47%
MassMutual Premier Balanced Fund | S&P 500 Index (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
MassMutual Premier Balanced Fund | MSCI EAFE Index (Reflects no deduction for fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years	rr_AverageAnnualReturnYear10	8.21%
MassMutual Premier Balanced Fund | Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.21%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
MassMutual Premier Balanced Fund | Lipper Balanced Fund Index (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.87%
Five Years	rr_AverageAnnualReturnYear05	2.80%
Ten Years	rr_AverageAnnualReturnYear10	6.50%
MassMutual Premier Balanced Fund | Custom Balanced Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.57%
Five Years	rr_AverageAnnualReturnYear05	3.72%
Ten Years	rr_AverageAnnualReturnYear10	6.51%

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

MassMutual Barings Dynamic Allocation Fund
MassMutual Barings Dynamic Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks positive total real return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Barings Dynamic Allocation Fund	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Barings Dynamic Allocation Fund		Class Z	Class S	Class Y	Class L	Class A
Management Fees (Fund and Cayman Subsidiary)		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%
Other Expenses		2.36%	2.45%	2.55%	2.68%	2.68%
Other Expenses of the Cayman Subsidiary		0.79%	0.79%	0.79%	0.79%	0.79%
Remainder of Other Expenses		1.57%	1.66%	1.76%	1.89%	1.89%
Acquired Fund Fees and Expenses		0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		3.34%	3.43%	3.53%	3.66%	3.91%
Expense Reimbursement or Fee Waiver		(2.14%)	(2.14%)	(2.14%)	(2.14%)	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	1.20%	1.29%	1.39%	1.52%	1.77%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.02%, 1.11%, 1.21%, 1.34%, and 1.59% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Barings Dynamic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	122	827	1,556	3,486
Class S	131	854	1,600	3,568
Class Y	142	884	1,648	3,659
Class L	155	922	1,711	3,776
Class A	745	1,514	2,300	4,341

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 28, 2011 (commencement of operations) through September 30, 2012, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); and may purchase and sell options (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

Under normal conditions, the Fund will allocate its investments among the following asset classes. With respect to investment in ETFs and exchange-traded notes (“ETNs”), the Fund’s subadviser, Baring International Investment Limited (“Baring”), considers such investments to be within the asset allocation category set forth in the table below if such ETF or ETN invests principally in the type of securities described in such category.

	Allocation Range
Asset Allocation	From	To
Equity and Convertible Securities (directly or through ETFs)	10%	65%
• Developed Market Equity	0%	65%
• Emerging Market Equity	0%	40%
Fixed Income Securities (directly or through ETFs)	10%	80%
• Developed Market Government Bonds	0%	80%
• Emerging Market Government Bonds	0%	15%
• Investment Grade Corporate Credit	0%	40%
• Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit	0%	15%
Property through Real Estate Investment Trusts (“REITs”) and ETFs	0%	30%
Cash on deposit, excluding short term instruments	0%	30%
Alternative Investments through ETFs, ETNs, and other instruments	0%	20%
• Commodities	0%	15%

Baring considers Developed Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”), the United States, and Canada; or
  Whose principal listing is on a securities exchange in any country included in the EAFE Index, the United States, or Canada.
Baring considers Emerging Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Emerging Markets Index (the “EM Index”); or
  Whose principal listing is on a securities exchange in any country included in the EM Index; or
  Which have a substantial portion of their assets in, or derive a substantial portion of their revenues from, any one or more countries included in the EM Index.
Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, and rights, and warrants, of issuers of any size. The Fund may also obtain a significant portion or all of its exposure to equity securities through investment in ETFs.

Baring considers Developed Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; securities of any supranational entity; or securities of any government agency, regional government, or government sponsored enterprise, that are rated at least Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

Baring considers Emerging Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; or securities of any government agency, regional government, or government sponsored enterprise, that are rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

“Corporate Credit” may include debt obligations of any kind of issuer, located anywhere in the world, including, without limitation, debt obligations of private issuers; mortgage-related and asset-backed securities; bank loans; and short-term investments of any kind.

Normally, 15% or less of the Fund’s total assets will be invested in or provide exposure to below investment grade securities rated Ba1 or below by Moody’s or BB+ or below by Standard & Poor’s, or if unrated, determined to be of comparable quality by the subadviser (using the lower rating) (“junk” or “high yield” bonds), including securities in default. In determining which fixed income securities to purchase for the Fund, Baring generally considers, in addition to credit quality, the maturity, coupon, or duration of the security under consideration. There are no limits with respect to the maturity or duration of the securities held by the Fund. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Baring considers that doing so would be consistent with the Fund’s investment objective.

The Fund may also enter into repurchase agreement transactions.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals, in a few different ways. The Fund may obtain such exposure through, among other things, investments in issuers in commodities-related industries or in other investment vehicles that invest directly in commodities, commodities-related companies, or commodities-related investments, such as ETNs or ETFs. The Fund may also gain indirect exposure to commodities and commodities-related investments by investing up to 25% of its total assets in a wholly-owned, controlled subsidiary (the “Cayman Subsidiary”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund, the purpose of which is to invest primarily in commodities-related investments including ETFs, futures contracts, and options.

In seeking its investment objective, the Fund does not seek to perform relative to any particular benchmark or index of securities. Over time, the Fund aims to outperform consumer inflation in the U.S. as measured by the Consumer Price Index for All Urban Consumers. In selecting investments for the Fund, Baring employs a “top-down” strategic investment philosophy, seeking to identify asset classes and elements within asset classes with the potential to grow faster than inflation. Baring’s investment process is driven by fundamental research and analysis of asset classes, countries, sectors, bonds, and currencies. Baring may sell a security for the Fund if, for example, in its judgment, it achieves a full valuation, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more underlying ETFs or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Cayman Subsidiary Risk The Fund’s investments in the Cayman Subsidiary will expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Cayman Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in increased expense or the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Exchange Traded Notes Risk ETNs are unsecured debt securities and are subject to credit risk that the issuer will default or will be unable to make timely payments of principal, as well as market risk since the return on an ETN is based on the performance of an underlying index, less fees and expenses. The value of the index may be impacted by market forces that affect the value of ETNs in unexpected ways. There may not be an active trading market for these securities.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Tax Status Risk The Fund’s ability to make direct and indirect investments in some of the asset classes described herein, including commodities-related investments or in investment vehicles that provide exposure to commodities or commodities-related investments, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”); if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class Z Shares

Highest Quarter:	1Q ’12,	4.59%	Lowest Quarter:	2Q ’12,	-1.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Barings Dynamic Allocation Fund	One Year	Since Inception	Inception Date
Class Z	6.63%	6.69%	Nov 28, 2011
Class Z Return After Taxes on Distributions	6.07%	6.10%	Nov 28, 2011
Class Z Return After Taxes on Distributions and Sale of Fund Shares	4.43%	5.42%	Nov 28, 2011
Class S	6.52%	6.59%	Nov 28, 2011
Class Y	6.41%	6.48%	Nov 28, 2011
Class L	6.24%	6.31%	Nov 28, 2011
Class A	(0.06%)	0.53%	Nov 28, 2011
MSCI World Index (Reflects no deduction for fees or expenses.)	15.83%	22.56%	Nov 28, 2011
CPI-U (Reflects no deduction for fees, expenses, or taxes.)			Dec 1, 2011

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Barings Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Barings Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive total real return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 28, 2011 (commencement of operations) through September 30, 2012, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); and may purchase and sell options (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

Under normal conditions, the Fund will allocate its investments among the following asset classes. With respect to investment in ETFs and exchange-traded notes (“ETNs”), the Fund’s subadviser, Baring International Investment Limited (“Baring”), considers such investments to be within the asset allocation category set forth in the table below if such ETF or ETN invests principally in the type of securities described in such category.

	Allocation Range
Asset Allocation	From	To
Equity and Convertible Securities (directly or through ETFs)	10%	65%
• Developed Market Equity	0%	65%
• Emerging Market Equity	0%	40%
Fixed Income Securities (directly or through ETFs)	10%	80%
• Developed Market Government Bonds	0%	80%
• Emerging Market Government Bonds	0%	15%
• Investment Grade Corporate Credit	0%	40%
• Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit	0%	15%
Property through Real Estate Investment Trusts (“REITs”) and ETFs	0%	30%
Cash on deposit, excluding short term instruments	0%	30%
Alternative Investments through ETFs, ETNs, and other instruments	0%	20%
• Commodities	0%	15%

Baring considers Developed Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”), the United States, and Canada; or
  Whose principal listing is on a securities exchange in any country included in the EAFE Index, the United States, or Canada.
Baring considers Emerging Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Emerging Markets Index (the “EM Index”); or
  Whose principal listing is on a securities exchange in any country included in the EM Index; or
  Which have a substantial portion of their assets in, or derive a substantial portion of their revenues from, any one or more countries included in the EM Index.
Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, and rights, and warrants, of issuers of any size. The Fund may also obtain a significant portion or all of its exposure to equity securities through investment in ETFs.

Baring considers Developed Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; securities of any supranational entity; or securities of any government agency, regional government, or government sponsored enterprise, that are rated at least Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

Baring considers Emerging Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; or securities of any government agency, regional government, or government sponsored enterprise, that are rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

“Corporate Credit” may include debt obligations of any kind of issuer, located anywhere in the world, including, without limitation, debt obligations of private issuers; mortgage-related and asset-backed securities; bank loans; and short-term investments of any kind.

Normally, 15% or less of the Fund’s total assets will be invested in or provide exposure to below investment grade securities rated Ba1 or below by Moody’s or BB+ or below by Standard & Poor’s, or if unrated, determined to be of comparable quality by the subadviser (using the lower rating) (“junk” or “high yield” bonds), including securities in default. In determining which fixed income securities to purchase for the Fund, Baring generally considers, in addition to credit quality, the maturity, coupon, or duration of the security under consideration. There are no limits with respect to the maturity or duration of the securities held by the Fund. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Baring considers that doing so would be consistent with the Fund’s investment objective.

The Fund may also enter into repurchase agreement transactions.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals, in a few different ways. The Fund may obtain such exposure through, among other things, investments in issuers in commodities-related industries or in other investment vehicles that invest directly in commodities, commodities-related companies, or commodities-related investments, such as ETNs or ETFs. The Fund may also gain indirect exposure to commodities and commodities-related investments by investing up to 25% of its total assets in a wholly-owned, controlled subsidiary (the “Cayman Subsidiary”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund, the purpose of which is to invest primarily in commodities-related investments including ETFs, futures contracts, and options.

		In seeking its investment objective, the Fund does not seek to perform relative to any particular benchmark or index of securities. Over time, the Fund aims to outperform consumer inflation in the U.S. as measured by the Consumer Price Index for All Urban Consumers. In selecting investments for the Fund, Baring employs a “top-down” strategic investment philosophy, seeking to identify asset classes and elements within asset classes with the potential to grow faster than inflation. Baring’s investment process is driven by fundamental research and analysis of asset classes, countries, sectors, bonds, and currencies. Baring may sell a security for the Fund if, for example, in its judgment, it achieves a full valuation, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more underlying ETFs or both.

Bank Loans Risk Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will be dependent on the third party’s willingness and ability to make those payments to the Fund.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Cayman Subsidiary Risk The Fund’s investments in the Cayman Subsidiary will expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Cayman Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in increased expense or the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund.

Commodities-Related Investments Risk The Fund’s investments in commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Exchange Traded Notes Risk ETNs are unsecured debt securities and are subject to credit risk that the issuer will default or will be unable to make timely payments of principal, as well as market risk since the return on an ETN is based on the performance of an underlying index, less fees and expenses. The value of the index may be impacted by market forces that affect the value of ETNs in unexpected ways. There may not be an active trading market for these securities.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Lower-Rated Fixed Income Securities Risk Lower-rated securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments. The market for mortgage- and asset- backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Tax Status Risk The Fund’s ability to make direct and indirect investments in some of the asset classes described herein, including commodities-related investments or in investment vehicles that provide exposure to commodities or commodities-related investments, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”); if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund’s performance for its first full year for Class Z shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class Z Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	1Q ’12,	4.59%	Lowest Quarter:	2Q ’12,	-1.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z only. After-tax returns for other classes will vary.
MassMutual Barings Dynamic Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.79%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.57%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.20%	[1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	827
5 Years	rr_ExpenseExampleYear05	1,556
10 Years	rr_ExpenseExampleYear10	3,486
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	6.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.81%)
One Year	rr_AverageAnnualReturnYear01	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.79%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.66%
Other Expenses	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.29%	[1]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,600
10 Years	rr_ExpenseExampleYear10	3,568
One Year	rr_AverageAnnualReturnYear01	6.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.79%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.76%
Other Expenses	rr_OtherExpensesOverAssets	2.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,648
10 Years	rr_ExpenseExampleYear10	3,659
One Year	rr_AverageAnnualReturnYear01	6.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.79%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.52%	[1]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,711
10 Years	rr_ExpenseExampleYear10	3,776
One Year	rr_AverageAnnualReturnYear01	6.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.79%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.89%
Other Expenses	rr_OtherExpensesOverAssets	2.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.77%	[1]
1 Year	rr_ExpenseExampleYear01	745
3 Years	rr_ExpenseExampleYear03	1,514
5 Years	rr_ExpenseExampleYear05	2,300
10 Years	rr_ExpenseExampleYear10	4,341
One Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | MSCI World Index (Reflects no deduction for fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Since Inception	rr_AverageAnnualReturnSinceInception	22.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2011
MassMutual Barings Dynamic Allocation Fund | CPI-U (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2011

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.02%, 1.11%, 1.21%, 1.34%, and 1.59% for Classes Z, S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Value Fund
MassMutual Premier Value Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Value Fund	Class S	Class Y	Class L	Class A	Class N
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%	0.50%
Other Expenses	0.12%	0.22%	0.33%	0.37%	0.43%
Total Annual Fund Operating Expenses	0.62%	0.72%	0.83%	1.12%	1.43%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	63	199	346	774
Class Y	74	230	401	894
Class L	85	265	460	1,025
Class A	683	911	1,156	1,860
Class N	246	452	782	1,713

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Value Fund Class N	146	452	782	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of companies with varying market capitalizations that the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, OFI Institutional currently focuses on securities of larger size companies. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may invest up to 25% of its total assets in foreign securities of companies or governments in any country, including developed and emerging countries. The Fund may invest up to 10% of its net assets in debt securities. The Fund may purchase and sell exchange-traded and over-the-counter options for hedging purposes or to take long or short positions on one or more equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically employs a bottom-up approach in selecting securities for the Fund, using fundamental analysis to select securities that it believes are undervalued. While this process may change over time and vary in particular cases, OFI Institutional generally may consider a variety of factors in evaluating a company, such as attractive valuation, future supply/demand for key products, product cycles, quality of management, competitive position, cash reinvestment plans, and better-than-expected earnings reports. OFI Institutional may consider selling a security if, for example, in OFI Institutional’s judgment, the stock’s price is approaching its target, the company’s fundamentals are deteriorating, or more attractive alternative investment ideas have been identified.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term goals). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class L shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class S, Class Y, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class L shares, adjusted for Class A and Class N shares to reflect Class A and Class N expenses, respectively, and to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class L Shares

Highest Quarter:	2Q ’09,	19.56%	Lowest Quarter:	4Q ’08,	-26.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class L only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Value Fund	One Year	Five Years	Ten Years
Class L	13.94%	(0.55%)	5.76%
Class L Return After Taxes on Distributions	13.70%	(0.79%)	5.13%
Class L Return After Taxes on Distributions and Sale of Fund Shares	9.39%	(0.51%)	4.89%
Class S	14.24%	(0.33%)	5.95%
Class Y	14.13%	(0.45%)	5.86%
Class A	7.14%	(2.00%)	4.85%
Class N	12.29%	(1.15%)	5.14%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies with varying market capitalizations that the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, OFI Institutional currently focuses on securities of larger size companies. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may invest up to 25% of its total assets in foreign securities of companies or governments in any country, including developed and emerging countries. The Fund may invest up to 10% of its net assets in debt securities. The Fund may purchase and sell exchange-traded and over-the-counter options for hedging purposes or to take long or short positions on one or more equity securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically employs a bottom-up approach in selecting securities for the Fund, using fundamental analysis to select securities that it believes are undervalued. While this process may change over time and vary in particular cases, OFI Institutional generally may consider a variety of factors in evaluating a company, such as attractive valuation, future supply/demand for key products, product cycles, quality of management, competitive position, cash reinvestment plans, and better-than-expected earnings reports. OFI Institutional may consider selling a security if, for example, in OFI Institutional’s judgment, the stock’s price is approaching its target, the company’s fundamentals are deteriorating, or more attractive alternative investment ideas have been identified.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term goals). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class L shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style. Performance for Class S, Class Y, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class L shares, adjusted for Class A and Class N shares to reflect Class A and Class N expenses, respectively, and to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class L shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Russell 1000® Value Index) and an additional index that provides a comparison for the Fund’s returns without regard to investment style.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class L Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	19.56%	Lowest Quarter:	4Q ’08,	-26.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class S, Class Y, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class L shares, adjusted for Class A and Class N shares to reflect Class A and Class N expenses, respectively, and to reflect any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class L only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class L only. After-tax returns for other classes will vary.
MassMutual Premier Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
One Year	rr_AverageAnnualReturnYear01	14.24%
Five Years	rr_AverageAnnualReturnYear05	(0.33%)
Ten Years	rr_AverageAnnualReturnYear10	5.95%
MassMutual Premier Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
One Year	rr_AverageAnnualReturnYear01	14.13%
Five Years	rr_AverageAnnualReturnYear05	(0.45%)
Ten Years	rr_AverageAnnualReturnYear10	5.86%
MassMutual Premier Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
2003	rr_AnnualReturn2003	24.46%
2004	rr_AnnualReturn2004	16.02%
2005	rr_AnnualReturn2005	1.59%
2006	rr_AnnualReturn2006	15.55%
2007	rr_AnnualReturn2007	6.19%
2008	rr_AnnualReturn2008	(41.73%)
2009	rr_AnnualReturn2009	33.77%
2010	rr_AnnualReturn2010	14.94%
2011	rr_AnnualReturn2011	(4.69%)
2012	rr_AnnualReturn2012	13.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
One Year	rr_AverageAnnualReturnYear01	13.94%
Five Years	rr_AverageAnnualReturnYear05	(0.55%)
Ten Years	rr_AverageAnnualReturnYear10	5.76%
MassMutual Premier Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	683
3 Years	rr_ExpenseExampleYear03	911
5 Years	rr_ExpenseExampleYear05	1,156
10 Years	rr_ExpenseExampleYear10	1,860
One Year	rr_AverageAnnualReturnYear01	7.14%
Five Years	rr_AverageAnnualReturnYear05	(2.00%)
Ten Years	rr_AverageAnnualReturnYear10	4.85%
MassMutual Premier Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	246
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	452
5 Years	rr_ExpenseExampleNoRedemptionYear05	782
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
One Year	rr_AverageAnnualReturnYear01	12.29%
Five Years	rr_AverageAnnualReturnYear05	(1.15%)
Ten Years	rr_AverageAnnualReturnYear10	5.14%
MassMutual Premier Value Fund | Return After Taxes on Distributions | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.70%
Five Years	rr_AverageAnnualReturnYear05	(0.79%)
Ten Years	rr_AverageAnnualReturnYear10	5.13%
MassMutual Premier Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.39%
Five Years	rr_AverageAnnualReturnYear05	(0.51%)
Ten Years	rr_AverageAnnualReturnYear10	4.89%
MassMutual Premier Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%
MassMutual Premier Value Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%

MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Value Fund
INVESTMENT OBJECTIVE
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index*, while maintaining risk characteristics similar to those of the benchmark.

* Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Disciplined Value Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Disciplined Value Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.07%	0.16%	0.30%	0.30%	0.35%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.58%	0.67%	0.81%	1.06%	1.36%
[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Disciplined Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	59	186	324	726
Class Y	68	214	373	835
Class L	83	259	450	1,002
Class A	677	893	1,126	1,795
Class N	238	431	745	1,635

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Disciplined Value Fund Class N	138	431	745	1,635

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Value Index (“Index”) (as of December 31, 2012, $317 million to $394.61 billion). The Index is a market capitalization-weighted index of those stocks of the 1,000 largest US-domiciled companies that exhibit value-oriented characteristics. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), employs quantitative analysis to identify stocks included within the Index that it believes have the potential to outperform the Index over time, using a proprietary quantitative model that ranks all stocks included in the Index based on factors such as a company’s valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro-economic forecasting in constructing the Fund’s portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class Y Shares

Highest Quarter:	3Q ’09,	17.77%	Lowest Quarter:	4Q ’08,	-21.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Disciplined Value Fund	One Year	Five Years	Ten Years
Class Y	16.42%	0.04%	6.86%
Class Y Return After Taxes on Distributions	16.04%	(0.30%)	6.14%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	11.18%	(0.03%)	5.84%
Class S	16.54%	0.15%	7.00%
Class L	16.34%	(0.07%)	6.72%
Class A	9.40%	(1.52%)	5.83%
Class N	14.65%	(0.65%)	6.13%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Disciplined Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index*, while maintaining risk characteristics similar to those of the benchmark.

		* Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Value Index (“Index”) (as of December 31, 2012, $317 million to $394.61 billion). The Index is a market capitalization-weighted index of those stocks of the 1,000 largest US-domiciled companies that exhibit value-oriented characteristics. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), employs quantitative analysis to identify stocks included within the Index that it believes have the potential to outperform the Index over time, using a proprietary quantitative model that ranks all stocks included in the Index based on factors such as a company’s valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro-economic forecasting in constructing the Fund’s portfolio.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	3Q ’09,	17.77%	Lowest Quarter:	4Q ’08,	-21.87%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class S, Class L, Class A, and Class N shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L, Class A, and Class N shares to reflect Class L, Class A, and Class N expenses, respectively, and for Class A and Class N shares to reflect any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
MassMutual Premier Disciplined Value Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[1]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
One Year	rr_AverageAnnualReturnYear01	16.54%
Five Years	rr_AverageAnnualReturnYear05	0.15%
Ten Years	rr_AverageAnnualReturnYear10	7.00%
MassMutual Premier Disciplined Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
2003	rr_AnnualReturn2003	28.73%
2004	rr_AnnualReturn2004	16.45%
2005	rr_AnnualReturn2005	8.02%
2006	rr_AnnualReturn2006	21.53%
2007	rr_AnnualReturn2007	(1.51%)
2008	rr_AnnualReturn2008	(36.00%)
2009	rr_AnnualReturn2009	16.93%
2010	rr_AnnualReturn2010	14.41%
2011	rr_AnnualReturn2011	0.52%
2012	rr_AnnualReturn2012	16.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	0.04%
Ten Years	rr_AverageAnnualReturnYear10	6.86%
MassMutual Premier Disciplined Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
One Year	rr_AverageAnnualReturnYear01	16.34%
Five Years	rr_AverageAnnualReturnYear05	(0.07%)
Ten Years	rr_AverageAnnualReturnYear10	6.72%
MassMutual Premier Disciplined Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,795
One Year	rr_AverageAnnualReturnYear01	9.40%
Five Years	rr_AverageAnnualReturnYear05	(1.52%)
Ten Years	rr_AverageAnnualReturnYear10	5.83%
MassMutual Premier Disciplined Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	238
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
One Year	rr_AverageAnnualReturnYear01	14.65%
Five Years	rr_AverageAnnualReturnYear05	(0.65%)
Ten Years	rr_AverageAnnualReturnYear10	6.13%
MassMutual Premier Disciplined Value Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.04%
Five Years	rr_AverageAnnualReturnYear05	(0.30%)
Ten Years	rr_AverageAnnualReturnYear10	6.14%
MassMutual Premier Disciplined Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.18%
Five Years	rr_AverageAnnualReturnYear05	(0.03%)
Ten Years	rr_AverageAnnualReturnYear10	5.84%
MassMutual Premier Disciplined Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

MassMutual Premier Main Street Fund
MassMutual Premier Main Street Fund
INVESTMENT OBJECTIVE
The Fund seeks a high total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Main Street Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Main Street Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.16%	0.21%	0.36%	0.36%	0.41%
Total Annual Fund Operating Expenses		0.81%	0.86%	1.01%	1.26%	1.56%
Expense Reimbursement or Fee Waiver		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.71%	0.76%	0.91%	1.16%	1.46%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .71%, .76%, .91%, 1.16%, and 1.46% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Main Street Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	73	249	440	992
Class Y	78	264	467	1,052
Class L	93	312	548	1,227
Class A	686	942	1,218	2,002
Class N	249	483	840	1,848

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Main Street Fund Class N	149	483	840	1,848

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index (as of December 31, 2012, $317 million to $499.82 billion), although it may purchase stocks of companies with any market capitalization. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers based on factors such as a company’s financial performance and prospects, industry position, and business model and management strength. OFI Institutional may also consider industry outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, it believes that a company’s management is executing strategy poorly, or more attractive alternative investment ideas have been identified.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	18.61%	Lowest Quarter:	4Q ’08,	-22.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Main Street Fund	One Year	Five Years	Since Inception	Inception Date
Class S	16.84%	1.38%	3.94%	Dec 31, 2004
Class S Return After Taxes on Distributions	16.61%	1.19%	3.22%	Dec 31, 2004
Class S Return After Taxes on Distributions and Sale of Fund Shares	11.24%	1.14%	3.19%	Dec 31, 2004
Class Y	16.83%	1.35%	3.83%	Dec 31, 2004
Class L	16.56%	1.17%	3.70%	Dec 31, 2004
Class A	9.57%	(0.27%)	2.67%	Dec 31, 2004
Class N	14.94%	0.60%	3.12%	Dec 31, 2004
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.22%	Dec 31, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Main Street Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Main Street Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index (as of December 31, 2012, $317 million to $499.82 billion), although it may purchase stocks of companies with any market capitalization. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers based on factors such as a company’s financial performance and prospects, industry position, and business model and management strength. OFI Institutional may also consider industry outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates for further fundamental analysis. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

		The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, it believes that a company’s management is executing strategy poorly, or more attractive alternative investment ideas have been identified.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	18.61%	Lowest Quarter:	4Q ’08,	-22.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Main Street Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	440
10 Years	rr_ExpenseExampleYear10	992
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	5.93%
2006	rr_AnnualReturn2006	15.14%
2007	rr_AnnualReturn2007	4.32%
2008	rr_AnnualReturn2008	(38.62%)
2009	rr_AnnualReturn2009	28.79%
2010	rr_AnnualReturn2010	16.16%
2011	rr_AnnualReturn2011	(0.17%)
2012	rr_AnnualReturn2012	16.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
One Year	rr_AverageAnnualReturnYear01	16.84%
Five Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	467
10 Years	rr_ExpenseExampleYear10	1,052
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	1,227
One Year	rr_AverageAnnualReturnYear01	16.56%
Five Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	686
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,218
10 Years	rr_ExpenseExampleYear10	2,002
One Year	rr_AverageAnnualReturnYear01	9.57%
Five Years	rr_AverageAnnualReturnYear05	(0.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	249
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,848
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	840
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,848
One Year	rr_AverageAnnualReturnYear01	14.94%
Five Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.61%
Five Years	rr_AverageAnnualReturnYear05	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.24%
Five Years	rr_AverageAnnualReturnYear05	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Main Street Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .71%, .76%, .91%, 1.16%, and 1.46% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Capital Appreciation Fund
MassMutual Premier Capital Appreciation Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Capital Appreciation Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Capital Appreciation Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.14%	0.19%	0.34%	0.34%	0.39%
Total Annual Fund Operating Expenses		0.79%	0.84%	0.99%	1.24%	1.54%
Expense Reimbursement or Fee Waiver		(0.08%)	(0.02%)	(0.02%)	(0.15%)	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.71%	0.82%	0.97%	1.09%	1.46%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .71%, .82%, .97%, 1.09%, and 1.46% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Capital Appreciation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	73	244	431	970
Class Y	84	266	464	1,035
Class L	99	313	545	1,211
Class A	680	932	1,203	1,976
Class N	249	479	832	1,828

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Capital Appreciation Fund Class N	149	479	832	1,828

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of companies that the Fund’s subadviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000® Growth Index. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”) without limit, including emerging market securities. Currently, OFI does not expect that the Fund will invest more than 35% of its total assets in foreign securities. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities to buy or sell, OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund’s portfolio among industries and market sectors, OFI focuses on a number of factors that may vary in particular cases and over time. Currently, OFI looks for:
  companies in business areas that have above-average growth potential, companies with growth rates that the portfolio manager believes are sustainable over time, and stocks with reasonable valuations relative to their growth potential.
The Fund may sell the stocks of companies that OFI believes no longer meet the above criteria.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	19.10%	Lowest Quarter:	4Q ’08,	-28.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Capital Appreciation Fund	One Year	Five Years	Since Inception	Inception Date
Class S	13.99%	(0.74%)	2.74%	Dec 31, 2004
Class S Return After Taxes on Distributions	13.80%	(0.82%)	2.63%	Dec 31, 2004
Class S Return After Taxes on Distributions and Sale of Fund Shares	9.35%	(0.64%)	2.35%	Dec 31, 2004
Class Y	13.86%	(0.86%)	2.61%	Dec 31, 2004
Class L	13.64%	(1.00%)	2.47%	Dec 31, 2004
Class A	6.95%	(2.29%)	1.59%	Dec 31, 2004
Class N	12.05%	(1.49%)	1.97%	Dec 31, 2004
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	5.18%	Dec 31, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Capital Appreciation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies that the Fund’s subadviser, OppenheimerFunds, Inc. (“OFI”), believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500 Index or the Russell 1000® Growth Index. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”) without limit, including emerging market securities. Currently, OFI does not expect that the Fund will invest more than 35% of its total assets in foreign securities. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities to buy or sell, OFI looks for growth companies with stock prices that it believes are reasonable in relation to overall stock market valuations. In seeking broad diversification of the Fund’s portfolio among industries and market sectors, OFI focuses on a number of factors that may vary in particular cases and over time. Currently, OFI looks for:
  companies in business areas that have above-average growth potential, companies with growth rates that the portfolio manager believes are sustainable over time, and stocks with reasonable valuations relative to their growth potential.
		The Fund may sell the stocks of companies that OFI believes no longer meet the above criteria.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	19.10%	Lowest Quarter:	4Q ’08,	-28.11%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Capital Appreciation Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	244
5 Years	rr_ExpenseExampleYear05	431
10 Years	rr_ExpenseExampleYear10	970
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	4.98%
2006	rr_AnnualReturn2006	7.84%
2007	rr_AnnualReturn2007	13.80%
2008	rr_AnnualReturn2008	(45.75%)
2009	rr_AnnualReturn2009	43.90%
2010	rr_AnnualReturn2010	9.67%
2011	rr_AnnualReturn2011	(1.27%)
2012	rr_AnnualReturn2012	13.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.11%)
One Year	rr_AverageAnnualReturnYear01	13.99%
Five Years	rr_AverageAnnualReturnYear05	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.82%	[1]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	464
10 Years	rr_ExpenseExampleYear10	1,035
One Year	rr_AverageAnnualReturnYear01	13.86%
Five Years	rr_AverageAnnualReturnYear05	(0.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.97%	[1]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	545
10 Years	rr_ExpenseExampleYear10	1,211
One Year	rr_AverageAnnualReturnYear01	13.64%
Five Years	rr_AverageAnnualReturnYear05	(1.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	1,976
One Year	rr_AverageAnnualReturnYear01	6.95%
Five Years	rr_AverageAnnualReturnYear05	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	249
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	832
10 Years	rr_ExpenseExampleYear10	1,828
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	479
5 Years	rr_ExpenseExampleNoRedemptionYear05	832
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,828
One Year	rr_AverageAnnualReturnYear01	12.05%
Five Years	rr_AverageAnnualReturnYear05	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.80%
Five Years	rr_AverageAnnualReturnYear05	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.35%
Five Years	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Capital Appreciation Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.26%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .71%, .82%, .97%, 1.09%, and 1.46% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Disciplined Growth Fund
MassMutual Premier Disciplined Growth Fund
INVESTMENT OBJECTIVE
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index*, while maintaining risk characteristics similar to those of the benchmark.

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Disciplined Growth Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Disciplined Growth Fund	Class S	Class Y	Class L	Class A
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%
Other Expenses	0.08%	0.17%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.58%	0.67%	0.81%	1.06%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Disciplined Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	59	186	324	726
Class Y	68	214	373	835
Class L	83	259	450	1,002
Class A	677	893	1,126	1,795

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index (“Index”) (as of December 31, 2012, $337 million to $499.82 billion). The Index is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), employs quantitative analysis to identify stocks included within the Index that it believes may have the potential to outperform the Index, using a proprietary model that ranks all stocks within the Index based on factors such as a company’s valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro economic forecasting in constructing the Fund’s portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performances.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class S, Class L, and Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L and Class A shares to reflect Class L and Class A expenses, respectively, and for Class A shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class Y Shares

Highest Quarter:	2Q ’09,	15.54%	Lowest Quarter:	4Q ’08,	-22.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Disciplined Growth Fund	One Year	Five Years	Ten Years
Class Y	16.19%	2.75%	7.42%
Class Y Return After Taxes on Distributions	15.88%	2.56%	7.19%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	10.93%	2.32%	6.48%
Class S	16.22%	2.81%	7.44%
Class L	15.99%	2.61%	7.26%
Class A	8.99%	1.13%	6.37%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Disciplined Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index*, while maintaining risk characteristics similar to those of the benchmark.

		* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index (“Index”) (as of December 31, 2012, $337 million to $499.82 billion). The Index is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), employs quantitative analysis to identify stocks included within the Index that it believes may have the potential to outperform the Index, using a proprietary model that ranks all stocks within the Index based on factors such as a company’s valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro economic forecasting in constructing the Fund’s portfolio.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performances.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, and the Fund’s cash positions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class S, Class L, and Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L and Class A shares to reflect Class L and Class A expenses, respectively, and for Class A shares to reflect any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class Y shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	15.54%	Lowest Quarter:	4Q ’08,	-22.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class S, Class L, and Class A shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class Y shares, adjusted for Class L and Class A shares to reflect Class L and Class A expenses, respectively, and for Class A shares to reflect any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y only. After-tax returns for other classes will vary.
MassMutual Premier Disciplined Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
One Year	rr_AverageAnnualReturnYear01	16.22%
Five Years	rr_AverageAnnualReturnYear05	2.81%
Ten Years	rr_AverageAnnualReturnYear10	7.44%
MassMutual Premier Disciplined Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
2003	rr_AnnualReturn2003	29.40%
2004	rr_AnnualReturn2004	6.87%
2005	rr_AnnualReturn2005	5.57%
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	11.80%
2008	rr_AnnualReturn2008	(38.71%)
2009	rr_AnnualReturn2009	34.95%
2010	rr_AnnualReturn2010	16.60%
2011	rr_AnnualReturn2011	2.23%
2012	rr_AnnualReturn2012	16.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.45%)
One Year	rr_AverageAnnualReturnYear01	16.19%
Five Years	rr_AverageAnnualReturnYear05	2.75%
Ten Years	rr_AverageAnnualReturnYear10	7.42%
MassMutual Premier Disciplined Growth Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
One Year	rr_AverageAnnualReturnYear01	15.99%
Five Years	rr_AverageAnnualReturnYear05	2.61%
Ten Years	rr_AverageAnnualReturnYear10	7.26%
MassMutual Premier Disciplined Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,795
One Year	rr_AverageAnnualReturnYear01	8.99%
Five Years	rr_AverageAnnualReturnYear05	1.13%
Ten Years	rr_AverageAnnualReturnYear10	6.37%
MassMutual Premier Disciplined Growth Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.88%
Five Years	rr_AverageAnnualReturnYear05	2.56%
Ten Years	rr_AverageAnnualReturnYear10	7.19%
MassMutual Premier Disciplined Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.93%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Ten Years	rr_AverageAnnualReturnYear10	6.48%
MassMutual Premier Disciplined Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.26%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	7.52%

MassMutual Premier Small/Mid Cap Opportunities Fund
MassMutual Premier Small/Mid Cap Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Small/Mid Cap Opportunities Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Small/Mid Cap Opportunities Fund	Class S	Class Y	Class L	Class A
Management Fees	0.58%	0.58%	0.58%	0.58%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%
Other Expenses	0.20%	0.30%	0.40%	0.40%
Total Annual Fund Operating Expenses	0.78%	0.88%	0.98%	1.23%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:
Expense Example MassMutual Premier Small/Mid Cap Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	80	249	433	966
Class Y	90	281	488	1,084
Class L	100	312	542	1,201
Class A	693	943	1,212	1,978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of December 31, 2012, between $3 million and $10.33 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers based on factors such as a company’s financial performance, competitive strength, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. In addition, the Fund expanded its investment universe to include investing in Mid Cap companies in May of 2011. The performance results shown would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class S, Class Y, and Class L shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class A shares, and adjusted for Class A to reflect any applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class A Shares

Highest Quarter:	2Q ’09,	31.59%	Lowest Quarter:	4Q ’08,	-27.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Small/Mid Cap Opportunities Fund	One Year	Five Years	Ten Years
Class A	11.07%	2.47%	6.06%
Class A Return After Taxes on Distributions	10.92%	2.42%	4.68%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.33%	2.10%	4.85%
Class S	18.27%	4.16%	7.42%
Class Y	18.17%	4.07%	7.32%
Class L	18.07%	3.98%	7.22%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	4.34%	10.49%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Small/Mid Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Small/Mid Cap Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500TM Index (as of December 31, 2012, between $3 million and $10.33 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

OFI Institutional typically uses fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:
  a fundamental approach in analyzing issuers based on factors such as a company’s financial performance, competitive strength, position in the industry, and strength of business model and management. OFI Institutional may also consider an industry’s outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.
The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models. The Fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. OFI Institutional may consider selling a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is executing strategy poorly, or more attractive alternative investment ideas have been identified.

In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction. The portfolio managers consider stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s investment strategy changed in September 2006 in connection with a change in portfolio managers of the Fund. In addition, the Fund expanded its investment universe to include investing in Mid Cap companies in May of 2011. The performance results shown would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class S, Class Y, and Class L shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class A shares, and adjusted for Class A to reflect any applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	31.59%	Lowest Quarter:	4Q ’08,	-27.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class S, Class Y, and Class L shares of the Fund for periods prior to their inception date (11/01/04) is based on the performance of Class A shares, and adjusted for Class A to reflect any applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary.
MassMutual Premier Small/Mid Cap Opportunities Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
One Year	rr_AverageAnnualReturnYear01	18.27%
Five Years	rr_AverageAnnualReturnYear05	4.16%
Ten Years	rr_AverageAnnualReturnYear10	7.42%
MassMutual Premier Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
One Year	rr_AverageAnnualReturnYear01	18.17%
Five Years	rr_AverageAnnualReturnYear05	4.07%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
MassMutual Premier Small/Mid Cap Opportunities Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
One Year	rr_AverageAnnualReturnYear01	18.07%
Five Years	rr_AverageAnnualReturnYear05	3.98%
Ten Years	rr_AverageAnnualReturnYear10	7.22%
MassMutual Premier Small/Mid Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	1,978
2003	rr_AnnualReturn2003	28.83%
2004	rr_AnnualReturn2004	15.59%
2005	rr_AnnualReturn2005	(0.30%)
2006	rr_AnnualReturn2006	9.13%
2007	rr_AnnualReturn2007	(1.61%)
2008	rr_AnnualReturn2008	(38.30%)
2009	rr_AnnualReturn2009	37.18%
2010	rr_AnnualReturn2010	23.28%
2011	rr_AnnualReturn2011	(2.53%)
2012	rr_AnnualReturn2012	17.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
One Year	rr_AverageAnnualReturnYear01	11.07%
Five Years	rr_AverageAnnualReturnYear05	2.47%
Ten Years	rr_AverageAnnualReturnYear10	6.06%
MassMutual Premier Small/Mid Cap Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.92%
Five Years	rr_AverageAnnualReturnYear05	2.42%
Ten Years	rr_AverageAnnualReturnYear10	4.68%
MassMutual Premier Small/Mid Cap Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.33%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Ten Years	rr_AverageAnnualReturnYear10	4.85%
MassMutual Premier Small/Mid Cap Opportunities Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.88%
Five Years	rr_AverageAnnualReturnYear05	4.34%
Ten Years	rr_AverageAnnualReturnYear10	10.49%

MassMutual Premier Global Fund
MassMutual Premier Global Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Global Fund	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Global Fund		Class S	Class Y	Class L	Class A	Class N
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	none	none	0.25%	0.50%
Other Expenses		0.25%	0.28%	0.43%	0.43%	0.48%
Total Annual Fund Operating Expenses		1.05%	1.08%	1.23%	1.48%	1.78%
Expense Reimbursement or Fee Waiver		(0.16%)	(0.05%)	(0.09%)	(0.05%)	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.89%	1.03%	1.14%	1.43%	1.52%
[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .89%, 1.03%, 1.14%, 1.43%, and 1.52% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Global Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	91	318	564	1,268
Class Y	105	339	591	1,313
Class L	116	381	667	1,481
Class A	712	1,011	1,332	2,238
Class N	255	535	940	2,073

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Global Fund Class N	155	535	940	2,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund is not required to allocate its investments in any set percentages to any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, the Fund’s subadviser, Oppenheimer Funds, Inc. (“OFI”), uses fundamental analysis to identify companies that it believes have high growth potential, based on its analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the position of the company within the industry of which the issuer is part. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

OFI also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring, and demographic changes. OFI does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	23.04%	Lowest Quarter:	4Q ’08,	-22.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Global Fund	One Year	Five Years	Since Inception	Inception Date
Class S	21.13%	1.10%	5.23%	Dec 31, 2004
Class S Return After Taxes on Distributions	21.07%	0.93%	4.88%	Dec 31, 2004
Class S Return After Taxes on Distributions and Sale of Fund Shares	14.22%	1.02%	4.59%	Dec 31, 2004
Class Y	20.98%	0.97%	5.08%	Dec 31, 2004
Class L	20.84%	0.85%	4.96%	Dec 31, 2004
Class A	13.53%	(0.62%)	3.90%	Dec 31, 2004
Class N	19.34%	0.47%	4.56%	Dec 31, 2004
MSCI World Index (reflects no deduction for fees or expenses)	15.83%	(1.18%)	3.83%	Dec 31, 2004

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Global Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts (“ADRs”), and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The Fund is not required to allocate its investments in any set percentages to any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund does not limit its investments to companies in a particular market capitalization range, but currently focuses on common stocks of mid- and large-cap companies. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, the Fund’s subadviser, Oppenheimer Funds, Inc. (“OFI”), uses fundamental analysis to identify companies that it believes have high growth potential, based on its analysis of a company’s financial statements, management structure, operations and product development, and considers factors affecting the position of the company within the industry of which the issuer is part. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI primarily looks for U.S. and foreign companies with high growth potential. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position. OFI also evaluates factors affecting particular industries, market trends and general economic conditions.

OFI currently focuses on growth-oriented companies, companies that may benefit from global growth trends at attractive valuations, companies with strong competitive positions and high demand for their products or services, and cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities. These criteria may vary.

		OFI also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, corporate restructuring, and demographic changes. OFI does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	23.04%	Lowest Quarter:	4Q ’08,	-22.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Global Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.89%	[1]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	564
10 Years	rr_ExpenseExampleYear10	1,268
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005	13.90%
2006	rr_AnnualReturn2006	17.01%
2007	rr_AnnualReturn2007	6.79%
2008	rr_AnnualReturn2008	(41.13%)
2009	rr_AnnualReturn2009	39.91%
2010	rr_AnnualReturn2010	15.82%
2011	rr_AnnualReturn2011	(8.57%)
2012	rr_AnnualReturn2012	21.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
One Year	rr_AverageAnnualReturnYear01	21.13%
Five Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,313
One Year	rr_AverageAnnualReturnYear01	20.98%
Five Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	667
10 Years	rr_ExpenseExampleYear10	1,481
One Year	rr_AverageAnnualReturnYear01	20.84%
Five Years	rr_AverageAnnualReturnYear05	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.43%	[1]
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,011
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	2,238
One Year	rr_AverageAnnualReturnYear01	13.53%
Five Years	rr_AverageAnnualReturnYear05	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.52%	[1]
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	535
5 Years	rr_ExpenseExampleYear05	940
10 Years	rr_ExpenseExampleYear10	2,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	535
5 Years	rr_ExpenseExampleNoRedemptionYear05	940
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
One Year	rr_AverageAnnualReturnYear01	19.34%
Five Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.07%
Five Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.22%
Five Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
MassMutual Premier Global Fund | MSCI World Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 2, 2014, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .89%, 1.03%, 1.14%, 1.43%, and 1.52% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier International Equity Fund
MassMutual Premier International Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier International Equity Fund	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier International Equity Fund	Class S	Class Y	Class L	Class A
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	none	none	none	0.25%
Other Expenses	0.22%	0.25%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.07%	1.10%	1.25%	1.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class S	109	340	590	1,306
Class Y	112	350	606	1,340
Class L	127	397	686	1,511
Class A	719	1,022	1,346	2,263

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund may invest 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). Under normal market conditions, the Fund will:
  invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and emphasize investments in common stock of issuers that the portfolio manager considers to be “growth” companies.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. Equity securities in which the Fund invests may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting investments for the Fund, the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), evaluates investment opportunities on a company-by-company basis. OFI Institutional looks primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.

OFI Institutional currently focuses on the following factors, which may vary in particular cases and may change over time:
  companies that enjoy a strong competitive position and high demand for their products or services;
  companies with accelerating earnings growth and cash flow; and
  diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring, and aging. OFI Institutional does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI Institutional monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’03,	34.25%	Lowest Quarter:	4Q ’08,	-20.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier International Equity Fund	One Year	Five Years	Ten Years
Class S	21.17%	0.37%	11.59%
Class S Return After Taxes on Distributions	20.52%	(0.33%)	11.14%
Class S Return After Taxes on Distributions and Sale of Fund Shares	14.99%	0.28%	10.41%
Class Y	21.07%	0.33%	11.56%
Class L	20.92%	0.17%	11.38%
Class A	13.70%	(1.24%)	10.45%
MSCI EAFE Index (reflects no deduction for fees or expenses)	17.32%	(3.69%)	8.21%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the common stock of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund may invest 100% of its total assets in such securities. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time, the Fund may place greater emphasis on investing in one or more particular regions (such as Asia, Europe, or Latin America). Under normal market conditions, the Fund will:
  invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and emphasize investments in common stock of issuers that the portfolio manager considers to be “growth” companies.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. Equity securities in which the Fund invests may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting investments for the Fund, the Fund’s subadviser, OFI Institutional Asset Management, Inc. (“OFI Institutional”), evaluates investment opportunities on a company-by-company basis. OFI Institutional looks primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.

OFI Institutional currently focuses on the following factors, which may vary in particular cases and may change over time:
  companies that enjoy a strong competitive position and high demand for their products or services;
  companies with accelerating earnings growth and cash flow; and
  diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
		OFI Institutional also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring, and aging. OFI Institutional does not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. OFI Institutional monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market- induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’03,	34.25%	Lowest Quarter:	4Q ’08,	-20.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier International Equity Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
2003	rr_AnnualReturn2003	50.49%
2004	rr_AnnualReturn2004	16.98%
2005	rr_AnnualReturn2005	14.55%
2006	rr_AnnualReturn2006	28.86%
2007	rr_AnnualReturn2007	13.07%
2008	rr_AnnualReturn2008	(43.13%)
2009	rr_AnnualReturn2009	39.69%
2010	rr_AnnualReturn2010	14.69%
2011	rr_AnnualReturn2011	(7.74%)
2012	rr_AnnualReturn2012	21.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
One Year	rr_AverageAnnualReturnYear01	21.17%
Five Years	rr_AverageAnnualReturnYear05	0.37%
Ten Years	rr_AverageAnnualReturnYear10	11.59%
MassMutual Premier International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
One Year	rr_AverageAnnualReturnYear01	21.07%
Five Years	rr_AverageAnnualReturnYear05	0.33%
Ten Years	rr_AverageAnnualReturnYear10	11.56%
MassMutual Premier International Equity Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
One Year	rr_AverageAnnualReturnYear01	20.92%
Five Years	rr_AverageAnnualReturnYear05	0.17%
Ten Years	rr_AverageAnnualReturnYear10	11.38%
MassMutual Premier International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,263
One Year	rr_AverageAnnualReturnYear01	13.70%
Five Years	rr_AverageAnnualReturnYear05	(1.24%)
Ten Years	rr_AverageAnnualReturnYear10	10.45%
MassMutual Premier International Equity Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.52%
Five Years	rr_AverageAnnualReturnYear05	(0.33%)
Ten Years	rr_AverageAnnualReturnYear10	11.14%
MassMutual Premier International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.99%
Five Years	rr_AverageAnnualReturnYear05	0.28%
Ten Years	rr_AverageAnnualReturnYear10	10.41%
MassMutual Premier International Equity Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Ten Years	rr_AverageAnnualReturnYear10	8.21%

MassMutual Premier Focused International Fund
MassMutual Premier Focused International Fund
INVESTMENT OBJECTIVE
The Fund seeks long term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Focused International Fund	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Focused International Fund		Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.50%
Other Expenses		0.16%	0.25%	0.35%	0.50%	0.50%	0.65%
Total Annual Fund Operating Expenses		1.06%	1.15%	1.25%	1.40%	1.65%	2.05%
Expense Reimbursement or Fee Waiver		(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.96%	1.05%	1.15%	1.30%	1.55%	1.95%
[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Focused International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	98	327	575	1,285
Class S	107	355	623	1,389
Class Y	117	387	677	1,502
Class L	132	433	756	1,671
Class A	724	1,056	1,412	2,409
Class N	298	633	1,094	2,371

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
MassMutual Premier Focused International Fund Class N	198	633	1,094	2,371

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund normally invests a minimum of 90% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants of issuers of any size, as well as depositary receipts and exchange-traded funds. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities, and fixed income securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Baring International Investment Limited (“Baring”), generally seeks to invest such that a country’s or region’s percentage weight or currency weight within the Fund will not vary from its EAFE Index weighting by more than the following percentages:
  Europe ex-UK and Developed Middle East — EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);
  United Kingdom; Japan — EAFE Index +/- 20%, respectively;
  Australia — EAFE Index +/- 15%;
  Other Pacific Basin Countries — EAFE Index +/- 12%; and
  Other countries (including Non-EAFE) — EAFE Index + 20%.
The Fund may invest up to 10% of its total assets in equity securities of a single issuer. Under normal circumstances, the Fund will not hold more than 10% of its total assets in cash (other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders). Under normal circumstances, the Fund may hedge no more than 10% of its total assets into U.S. dollars (other than in connection with subscriptions or redemptions made by Fund shareholders). Investments in U.S. dollar denominated securities of issuers included within the EAFE Index will not be included in the calculation of the foregoing limitation. Baring may, but will not necessarily, employ hedging techniques, including cross hedging, to limit currency risk (both against the U.S. dollar and against the EAFE Index). Baring may actively manage currencies for hedging purposes or to seek to add value through currency exposures independent of stock and benchmark considerations. Baring generally will not initiate sales of currencies in forward markets in excess of 15% of the Fund’s value. Use of derivatives by the Fund may create investment leverage.

In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors, and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory, conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares), compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	22.38%	Lowest Quarter:	3Q ’08,	-22.10%

Average Annual Total Returns (for the periods ended December 31, 2012)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns MassMutual Premier Focused International Fund	One Year	Five Years	Since Inception	Inception Date
Class Z	11.57%		1.99%	Dec 3, 2010
Class Z MSCI EAFE Index (reflects no deduction for fees or expenses)	17.32%		3.41%	Dec 3, 2010
Class S	11.45%	(3.75%)	4.04%	Dec 1, 2005
Class S Return After Taxes on Distributions	11.42%	(3.88%)	3.82%	Dec 1, 2005
Class S Return After Taxes on Distributions and Sale of Fund Shares	7.99%	(3.04%)	3.57%	Dec 1, 2005
Class Y	11.34%	(3.85%)	3.95%	Dec 1, 2005
Class L	11.16%	(3.99%)	3.80%	Dec 1, 2005
Class A	4.58%	(5.34%)	2.69%	Dec 1, 2005
Class N	9.45%	(4.58%)	3.18%	Dec 1, 2005
MSCI EAFE Index (reflects no deduction for fees or expenses)	17.32%	(3.69%)	2.82%	Dec 1, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Focused International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Focused International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests a minimum of 90% of its net assets in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants of issuers of any size, as well as depositary receipts and exchange-traded funds. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”). The Fund will normally invest no more than 10% of its net assets in options, warrants, convertible securities, and fixed income securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund’s subadviser, Baring International Investment Limited (“Baring”), generally seeks to invest such that a country’s or region’s percentage weight or currency weight within the Fund will not vary from its EAFE Index weighting by more than the following percentages:
  Europe ex-UK and Developed Middle East — EAFE Index +/- 25% (i.e. if the EAFE Index weighting for this bloc is 40%, the Fund will invest no less than 15% and no more than 65% of its total assets in the countries within such bloc);
  United Kingdom; Japan — EAFE Index +/- 20%, respectively;
  Australia — EAFE Index +/- 15%;
  Other Pacific Basin Countries — EAFE Index +/- 12%; and
  Other countries (including Non-EAFE) — EAFE Index + 20%.
The Fund may invest up to 10% of its total assets in equity securities of a single issuer. Under normal circumstances, the Fund will not hold more than 10% of its total assets in cash (other than short-term cash positions resulting from subscriptions or redemptions made by Fund shareholders). Under normal circumstances, the Fund may hedge no more than 10% of its total assets into U.S. dollars (other than in connection with subscriptions or redemptions made by Fund shareholders). Investments in U.S. dollar denominated securities of issuers included within the EAFE Index will not be included in the calculation of the foregoing limitation. Baring may, but will not necessarily, employ hedging techniques, including cross hedging, to limit currency risk (both against the U.S. dollar and against the EAFE Index). Baring may actively manage currencies for hedging purposes or to seek to add value through currency exposures independent of stock and benchmark considerations. Baring generally will not initiate sales of currencies in forward markets in excess of 15% of the Fund’s value. Use of derivatives by the Fund may create investment leverage.

		In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors, and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory, conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Geographic Focus Risk When a Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares), compare with those of a broad measure of market performance. Performance for Class A and Class N shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception (or 1 year and since inception for Class Z shares), compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	22.38%	Lowest Quarter:	3Q ’08,	-22.10%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Focused International Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	575
10 Years	rr_ExpenseExampleYear10	1,285
One Year	rr_AverageAnnualReturnYear01	11.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010
MassMutual Premier Focused International Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,389
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	29.92%
2007	rr_AnnualReturn2007	18.85%
2008	rr_AnnualReturn2008	(41.60%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	8.50%
2011	rr_AnnualReturn2011	(9.29%)
2012	rr_AnnualReturn2012	11.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.10%)
One Year	rr_AverageAnnualReturnYear01	11.45%
Five Years	rr_AverageAnnualReturnYear05	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,502
One Year	rr_AverageAnnualReturnYear01	11.34%
Five Years	rr_AverageAnnualReturnYear05	(3.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	433
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,671
One Year	rr_AverageAnnualReturnYear01	11.16%
Five Years	rr_AverageAnnualReturnYear05	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.55%	[1]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,056
5 Years	rr_ExpenseExampleYear05	1,412
10 Years	rr_ExpenseExampleYear10	2,409
One Year	rr_AverageAnnualReturnYear01	4.58%
Five Years	rr_AverageAnnualReturnYear05	(5.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.95%	[1]
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,094
10 Years	rr_ExpenseExampleYear10	2,371
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,371
One Year	rr_AverageAnnualReturnYear01	9.45%
Five Years	rr_AverageAnnualReturnYear05	(4.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.42%
Five Years	rr_AverageAnnualReturnYear05	(3.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.99%
Five Years	rr_AverageAnnualReturnYear05	(3.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Five Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
MassMutual Premier Focused International Fund | MSCI EAFE Index (reflects no deduction for fees or expenses) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 2010

[1]	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 2, 2014. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

MassMutual Premier Strategic Emerging Markets Fund
MassMutual Premier Strategic Emerging Markets Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Strategic Emerging Markets Fund	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Strategic Emerging Markets Fund		Class Z	Class S	Class Y	Class L	Class A
Management Fees		1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%
Other Expenses		0.19%	0.35%	0.45%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.24%	1.40%	1.50%	1.65%	1.90%
Expense Reimbursement and Fee Waiver		(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	[1]	0.99%	1.15%	1.25%	1.40%	1.65%
[1]	The expenses in the above table reflect a written agreement by MassMutual to (i) waive .15% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .99%, 1.15%, 1.25%, 1.40%, and 1.65% for Classes Z, S, Y, L, and A, respectively, each through February 2, 2014. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Strategic Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z	101	369	657	1,478
Class S	117	419	742	1,658
Class Y	127	450	795	1,769
Class L	143	496	873	1,934
Class A	733	1,115	1,521	2,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange, or has a substantial portion of its assets in, or derives a substantial portion of its revenues from, emerging market countries. The Fund’s subadviser, Baring International Investment Limited (“Baring”), determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment. Currently, Baring expects the Fund to invest in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund will invest primarily in equity securities and other securities and instruments, whose values are based on stock prices. Equity securities may include common stocks, preferred stocks and rights and warrants. The Fund also may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and exchange-traded funds. The Fund will generally invest a substantial portion of its assets in large-cap companies, but may at times invest to a greater extent in small- to mid-cap companies, the share prices of which may be more volatile than those of large-cap companies. The Fund will generally emphasize investments in growth companies. The Fund may, but will not necessarily, employ hedging techniques, including cross hedging, in order to hedge foreign currency exposure. The Fund may enter into foreign currency forward contracts, warrants, or options. Baring generally expects to hedge less than 30% of the Fund’s absolute currency risk. Use of derivatives by the Fund may create investment leverage.

In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Class S Shares

Highest Quarter:	2Q ’09,	32.40%	Lowest Quarter:	3Q ’11,	–23.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MassMutual Premier Strategic Emerging Markets Fund	One Year	Since Inception	Inception Date
Class Z	16.85%	(1.93%)	Mar 1, 2011
Class Z MSCI EM Index (reflects no deduction for fees or expenses)	18.22%	0.04%	Mar 1, 2011
Class S	16.67%	17.01%	Nov 3, 2008
Class S Return After Taxes on Distributions	16.80%	14.86%	Nov 3, 2008
Class S Return After Taxes on Distributions and Sale of Fund Shares	11.24%	14.22%	Nov 3, 2008
Class Y	16.48%	16.90%	Nov 3, 2008
Class L	16.44%	16.76%	Nov 3, 2008
Class A	9.34%	14.78%	Nov 3, 2008
MSCI EM Index (reflects no deduction for fees or expenses)	18.22%	18.69%	Nov 3, 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
MassMutual Premier Strategic Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Strategic Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class on page 118 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 2, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund considers an investment to be tied economically to an emerging market country if it is headquartered, trades on an exchange, or has a substantial portion of its assets in, or derives a substantial portion of its revenues from, emerging market countries. The Fund’s subadviser, Baring International Investment Limited (“Baring”), determines the universe of emerging market countries in which to invest, and this list may change from time to time based on Baring’s assessment of a country’s suitability for investment. Currently, Baring expects the Fund to invest in some or all of the following emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund will invest primarily in equity securities and other securities and instruments, whose values are based on stock prices. Equity securities may include common stocks, preferred stocks and rights and warrants. The Fund also may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and exchange-traded funds. The Fund will generally invest a substantial portion of its assets in large-cap companies, but may at times invest to a greater extent in small- to mid-cap companies, the share prices of which may be more volatile than those of large-cap companies. The Fund will generally emphasize investments in growth companies. The Fund may, but will not necessarily, employ hedging techniques, including cross hedging, in order to hedge foreign currency exposure. The Fund may enter into foreign currency forward contracts, warrants, or options. Baring generally expects to hedge less than 30% of the Fund’s absolute currency risk. Use of derivatives by the Fund may create investment leverage.

		In selecting investments for the Fund, Baring employs a “growth at a reasonable price” investment philosophy, seeking to identify companies with unrecognized growth and earnings surprise. Baring’s investment process is driven by fundamental research and analysis of stocks, sectors and countries. Baring may sell a security for the Fund if, for example, in its judgment, it meets long-term price targets, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Derivatives Risk Derivatives involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage and be highly volatile. Derivatives may result in losses greater than the amount invested. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Many derivatives are traded in the over-the-counter market and not on exchanges.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Preferred Stock Risk Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded Funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for its first full year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund’s performance for its first full year for Class S shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class S Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q ’09,	32.40%	Lowest Quarter:	3Q ’11,	–23.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S only. After-tax returns for other classes will vary.
MassMutual Premier Strategic Emerging Markets Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,478
One Year	rr_AverageAnnualReturnYear01	16.85%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011
MassMutual Premier Strategic Emerging Markets Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Reimbursement and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	742
10 Years	rr_ExpenseExampleYear10	1,658
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009	78.54%
2010	rr_AnnualReturn2010	17.13%
2011	rr_AnnualReturn2011	(22.07%)
2012	rr_AnnualReturn2012	16.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
One Year	rr_AverageAnnualReturnYear01	16.67%
Since Inception	rr_AverageAnnualReturnSinceInception	17.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Reimbursement and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	450
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	1,769
One Year	rr_AverageAnnualReturnYear01	16.48%
Since Inception	rr_AverageAnnualReturnSinceInception	16.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Reimbursement and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,934
One Year	rr_AverageAnnualReturnYear01	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	16.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Expense Reimbursement and Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	733
3 Years	rr_ExpenseExampleYear03	1,115
5 Years	rr_ExpenseExampleYear05	1,521
10 Years	rr_ExpenseExampleYear10	2,650
One Year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	14.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.80%
Since Inception	rr_AverageAnnualReturnSinceInception	14.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.24%
Since Inception	rr_AverageAnnualReturnSinceInception	14.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | MSCI EM Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	18.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
MassMutual Premier Strategic Emerging Markets Fund | MSCI EM Index (reflects no deduction for fees or expenses) | Class Z
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2011

[1]	The expenses in the above table reflect a written agreement by MassMutual to (i) waive .15% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement would otherwise exceed .99%, 1.15%, 1.25%, 1.40%, and 1.65% for Classes Z, S, Y, L, and A, respectively, each through February 2, 2014. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2013